Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments
Available-for-sale Securities, Fair Value	$ 3,086	$ 2,959	$ 3,140
Preferred stock available for sale, at fair value	151	151	217
Equity securities available for sale, at fair value	135	136	138
Investments in unconsolidated affiliates	315	357	392
Other long-term investments	178	162	104
Short-term investments	340	26	62
Total investments	4,205	3,791	4,053
Cash and cash equivalents, at December 31, 2013 and 2012, includes pledged cash of $339 and $266, respectively, related to secured trust deposits	539	1,969	1,132
Trade and notes receivables, net of allowance of $21 and $22 at December 31, 2013 and 2012, respectively	718	482	479
Goodwill	4,709	1,901	1,908
Prepaid expenses and other assets	792	682	678
Other Assets		721
Capitalized Computer Software, Net	804	39
Other intangible assets, net	1,715	619	651
Income Taxes Receivable	34	26
Title plants	395	370	374
Property and equipment, net	776	645	628
Income taxes receivable		26	0
Total assets	14,687	10,524	9,903
Liabilities:
Accounts payable and other accrued liabilities, at December 31, 2013 and 2012, includes accounts payable to related parties of $3 and $5, respectively	1,474	1,291	1,308
Notes payable	3,344	1,323	1,344
Reserve for claim losses	1,680	1,636	1,748
Secured trust deposits	507	588	528
Deferred Tax Liabilities	719	144	123
Total liabilities	7,724	4,982	5,154
Redeemable Noncontrolling Interest, Equity, Carrying Amount	687	0
Equity:
Common stock, Class A, $0.0001 par value; authorized, 600,000,000 shares as of December 31, 2013 and 2012; issued 292,289,166 shares and 268,541,117 shares at December 31, 2013 and 2012, respectively	0	0	0
Preferred stock, $0.0001 par value; authorized, 50,000,000 shares; issued and outstanding, none	0	0	0
Additional paid-in capital	5,500	4,642	4,018
Retained earnings (deficit)	1,024	1,096	849
Accumulated other comprehensive earnings	37	37	59
Less: treasury stock, 41,948,518 shares and 39,995,513 shares as of December 31, 2013 and 2012, respectively, at cost	707	(707)	658
Total Fidelity National Financial, Inc. shareholders' equity	5,854	5,068	4,268
Noncontrolling interests	422	474	481
Total equity	6,276	5,542	4,749
Total liabilities and equity	14,687	10,524	9,903
Taxes Payable		0	103
Parent Company
Investments
Investments in unconsolidated affiliates		320	360
Cash and cash equivalents, at December 31, 2013 and 2012, includes pledged cash of $339 and $266, respectively, related to secured trust deposits		1,105	322
Prepaid expenses and other assets		20	4
Other intangible assets, net		47	17
Income Taxes Receivable		26
Property and equipment, net		7	9
Total assets		6,794	6,012
Liabilities:
Accounts payable and other accrued liabilities, at December 31, 2013 and 2012, includes accounts payable to related parties of $3 and $5, respectively		125	57
Notes payable		983	980
Deferred Tax Liabilities		144	123
Total liabilities		1,252	1,263
Equity:
Common stock, Class A, $0.0001 par value; authorized, 600,000,000 shares as of December 31, 2013 and 2012; issued 292,289,166 shares and 268,541,117 shares at December 31, 2013 and 2012, respectively		0	0
Preferred stock, $0.0001 par value; authorized, 50,000,000 shares; issued and outstanding, none		0	0
Additional paid-in capital		4,642	4,018
Retained earnings (deficit)		1,096	849
Accumulated other comprehensive earnings		37	59
Less: treasury stock, 41,948,518 shares and 39,995,513 shares as of December 31, 2013 and 2012, respectively, at cost		707	658
Total Fidelity National Financial, Inc. shareholders' equity		5,068	4,268
Noncontrolling interests		474	481
Total equity		5,542	4,749
Total liabilities and equity		$ 6,794	$ 6,012